Other Assets and Receivables - Summary of Receivables (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2016 EUR (€)
Disclosure Of Other Assets And Receivables [Abstract]
Certain amounts reclassified to conform to current year presentation	€ 8,530